Fair Value Measurements	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

Financial instruments measured at fair value

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	June 30, 2019	December 31, 2018
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$192	$374
Foreign exchange forward contracts designated as hedging instruments	522	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(160)	(196)
Foreign exchange forward contracts designated as hedging instruments	-	(628)
	$554	$(450)

The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Other financial instruments consist mainly of cash and cash equivalents, current and non-current receivables, net investment in sales-type leases, bank loan, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.